SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS
PROSPECTUS
DATED JUNE 30, 1995
Effective August 24, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section on pages 17 and 18.
John H. Carlson is manager of Advisor Strategic Income, which he has managed since August 1995, and Advisor
Emerging Markets Income, which he has managed since joining Fidelity in June 1995. Mr. Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992,
Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Municipal Bond. Previously, she was a municipal bond analyst.
Ms. Roy joined Fidelity in 1989.
The following should replace the last sentence of the paragraph discussing the fund's average maturity found in the "INVESTMENT PRINCIPLES AND RISKS" section under the heading, "HIGH INCOME MUNICIPAL FUND", on page 22.
Although the fund can invest in securities of any maturity, it generally invests in medium and long-term bonds and maintains a dollar-weighted average maturity of 10 years or longer. Effective October 1, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section.
Kevin Grant is vice president and manager of Advisor Limited
Term Bond, which he has managed since October 1995. He also manages Spartan Ginnie Mae, Ginnie Mae and Mortgage
Securities. Previously, he was vice president and chief strategist for mortgaged-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Norman Lind is vice president and manager of Advisor Short-Intermediate Tax-Exempt, which he has managed since
October 1995. He also manages Advisor New York Tax-Free,
New York Tax-Free Insured, New York Tax-Free High Yield,
Spartan New York Municipal High Yield, Spartan
Intermediate Municipal Fund, and Spartan New York
Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined
Fidelity in 1986.
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 30.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The following information supplements that found in the Minimum Investments Chart in the "HOW TO BUY SHARES" section, beginning on page 31.
For Fidelity Advisor retirement accounts:
To Open an Account $500,
To Add to an Account $100,
Minimum Balance None.
SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS
PROSPECTUS
DATED JUNE 30, 1995
Effective August 24, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section on pages 17 and 18.
John H. Carlson is manager of Advisor Strategic Income, which he has managed since August 1995, and Advisor
Emerging Markets Income, which he has managed since joining Fidelity in June 1995. Mr. Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992,
Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Municipal Bond. Previously, she was a municipal bond analyst.
Ms. Roy joined Fidelity in 1989.
The following should replace the last sentence of the paragraph discussing the fund's average maturity found in the "INVESTMENT PRINCIPLES AND RISKS" section under the heading, "HIGH INCOME MUNICIPAL FUND", on page 22.
Although the fund can invest in securities of any maturity, it generally invests in medium and long-term bonds and maintains a dollar-weighted average maturity of 10 years or longer. Effective October 1, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section.
Kevin Grant is vice president and manager of Advisor Limited
Term Bond, which he has managed since October 1995. He also manages Spartan Ginnie Mae, Ginnie Mae and Mortgage
Securities. Previously, he was vice president and chief strategist for mortgaged-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Norman Lind is vice president and manager of Advisor Short-Intermediate Tax-Exempt, which he has managed since
October 1995. He also manages Advisor New York Tax-Free,
New York Tax-Free Insured, New York Tax-Free High Yield,
Spartan New York Municipal High Yield, Spartan
Intermediate Municipal Fund, and Spartan New York
Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined
Fidelity in 1986.
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 30.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The following information supplements that found in the Minimum Investments Chart in the "HOW TO BUY SHARES" section, beginning on page 31.
For Fidelity Advisor retirement accounts:
To Open an Account $500,
To Add to an Account $100,
Minimum Balance None.
ACOMI-STK-1095 October 1, 1995
ACOMI-STK-1095 October 1, 1995

SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS
PROSPECTUS
DATED JUNE 30, 1995
Effective August 24, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section on pages 17 and 18.
John H. Carlson is manager of Advisor Strategic Income, which he has managed since August 1995, and Advisor
Emerging Markets Income, which he has managed since joining Fidelity in June 1995. Mr. Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992,
Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Municipal Bond. Previously, she was a municipal bond analyst.
Ms. Roy joined Fidelity in 1989.
The following should replace the last sentence of the paragraph discussing the fund's average maturity found in the "INVESTMENT PRINCIPLES AND RISKS" section under the heading, "HIGH INCOME MUNICIPAL FUND", on page 22.
Although the fund can invest in securities of any maturity, it generally invests in medium and long-term bonds and maintains a dollar-weighted average maturity of 10 years or longer. Effective October 1, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section.
Kevin Grant is vice president and manager of Advisor Limited
Term Bond, which he has managed since October 1995. He also manages Spartan Ginnie Mae, Ginnie Mae and Mortgage
Securities. Previously, he was vice president and chief strategist for mortgaged-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Norman Lind is vice president and manager of Advisor Short-Intermediate Tax-Exempt, which he has managed since
October 1995. He also manages Advisor New York Tax-Free,
New York Tax-Free Insured, New York Tax-Free High Yield,
Spartan New York Municipal High Yield, Spartan
Intermediate Municipal Fund, and Spartan New York
Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined
Fidelity in 1986.
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 30.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The following information supplements that found in the Minimum Investments Chart in the "HOW TO BUY SHARES" section, beginning on page 31.
For Fidelity Advisor retirement accounts:
To Open an Account $500,
To Add to an Account $100,
Minimum Balance None.
SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS
PROSPECTUS
DATED JUNE 30, 1995
Effective August 24, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section on pages 17 and 18.
John H. Carlson is manager of Advisor Strategic Income, which he has managed since August 1995, and Advisor
Emerging Markets Income, which he has managed since joining Fidelity in June 1995. Mr. Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992,
Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Municipal Bond. Previously, she was a municipal bond analyst.
Ms. Roy joined Fidelity in 1989.
The following should replace the last sentence of the paragraph discussing the fund's average maturity found in the "INVESTMENT PRINCIPLES AND RISKS" section under the heading, "HIGH INCOME MUNICIPAL FUND", on page 22.
Although the fund can invest in securities of any maturity, it generally invests in medium and long-term bonds and maintains a dollar-weighted average maturity of 10 years or longer. Effective October 1, 1995, the following information updates the discussion of portfolio managers found in the "FMR AND
ITS AFFILIATES" section.
Kevin Grant is vice president and manager of Advisor Limited
Term Bond, which he has managed since October 1995. He also manages Spartan Ginnie Mae, Ginnie Mae and Mortgage
Securities. Previously, he was vice president and chief strategist for mortgaged-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Norman Lind is vice president and manager of Advisor Short-Intermediate Tax-Exempt, which he has managed since
October 1995. He also manages Advisor New York Tax-Free,
New York Tax-Free Insured, New York Tax-Free High Yield,
Spartan New York Municipal High Yield, Spartan
Intermediate Municipal Fund, and Spartan New York
Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined
Fidelity in 1986.
The following information supplements discussions of investing through an Investment Professional found in the "TYPES OF ACCOUNTS" section beginning on page 30.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The following information supplements that found in the Minimum Investments Chart in the "HOW TO BUY SHARES" section, beginning on page 31.
For Fidelity Advisor retirement accounts:
To Open an Account $500,
To Add to an Account $100,
Minimum Balance None.
ACOMI-STK-1095 October 1, 1995
ACOMI-STK-1095 October 1, 1995